OTHER NON-OPERATING INCOME/(LOSS), NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
OTHER NON-OPERATING INCOME/(LOSS), NET

19. OTHER NON-OPERATING INCOME/(LOSS), NET

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

(Loss)/gain on disposal of long-term investments and subsidiaries, net	(1,792)	(23)	272
Others	3,864	(2,382)	513
Total other non-operating income/(loss), net	2,072	(2,405)	785